Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2022
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	Investments in associates and joint ventures
Accounting for associates and joint ventures
The Group applies IAS 28 Investments in Associates and IFRS 11 Joint Arrangements. Associates are entities in which the Group has significant influence, but not control, over the operating and financial policies. Generally the Group holds more than 20% but less than 50% of their voting shares. Joint ventures are arrangements where the Group has joint control and rights to the net assets of the entity.
The Group’s investments in associates and joint ventures are initially recorded at cost and increased (or decreased) each year by the Group’s share of the post acquisition profit/(loss). The Group ceases to recognise its share of the losses of equity accounted associates when its share of the net assets and amounts due from the entity have been written off in full, unless it has a contractual or constructive obligation to make good its share of the losses. In some cases, investments in these entities may be held at fair value through profit or loss, for example, those held by private equity businesses.
The equity accounted associates include the Group's investment in the Business Growth Fund £669m (2021: £699m) which has increased due to a fair value gain in its investments by £(21)m (2021: £220m).

	2022			2021
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	695	227	922	722	277	999
Held at fair value through profit or loss	—	435	435	—	444	444
Total	695	662	1,357	722	721	1,443
Summarised financial information for the Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Group’s share of the net income of the investees for the year ended 31 December 2021, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates		Joint ventures
	2022	2021	2022	2021
	£m	£m	£m	£m
Profit/(loss) from continuing operations	(21)	219	26	35
Other comprehensive income/(loss)	—	1	1	5
Total comprehensive income/(loss) from continuing operations	(21)	220	27	40
Unrecognised shares of the losses of individually immaterial associates and joint ventures were £nil (2021: £nil).
The Group has provided £nil (2021: £nil) to its joint ventures and associates. The Barclays drawn commitments to finance or otherwise provide resources to its joint ventures and associates are £474m (2021: £482m) The Barclays share of the associates and joint ventures unutilised credit facilities commitments amounted to £1,796m (2021: £1,760m).